Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant accounting policies
Impact of new accounting standards on financials

	(Euro, in thousands, except per share data)
Statement of operations	Year ended December 31, 2018
	As reported	Balances in accordance with IAS 18	Effect of change higher / lower (-)
Revenues	€288,836	€232,800	€56,036

Loss before tax	(29,209)	(85,245)	56,036

Income taxes	(50)	(50)	—

Net loss	€(29,259)	€(85,295)	€56,036
Basic & diluted loss per share	€(0.56)	€(1.64)	€1.08

Statement of financial position	December 31, 2018

Deferred income	€149,801	€122,617	€27,184
Accumulated losses	€(297,779)	€(270,595)	€(27,184)